UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (161.70%)
                    -----------------------------------
                    COMMON STOCK (160.59%)
                    ----------------------
                    AEROSPACE/DEFENSE (2.60%)
        2,960,156   Rolls-Royce Group PLC - (United Kingdom) **,(a)                                        $   31,511,548
                                                                                                           --------------
                    AGRICULTURAL CHEMICALS (4.67%)
          122,029   Potash Corp of Saskatchewan Inc. (b)                                                       12,898,465
          203,634   Syngenta AG - (Switzerland) **,(a)                                                         43,752,897
                                                                                                           --------------
                                                                                                               56,651,362
                                                                                                           --------------
                    AGRICULTURAL OPERATIONS (1.07%)
          121,237   Bunge Ltd.                                                                                 13,026,916
                                                                                                           --------------
                    AIRLINES (2.09%)
        7,579,467   Aer Lingus - (Ireland) *,**,(a)                                                            25,331,002
                                                                                                           --------------
                    APPAREL MANUFACTURERS (0.35%)
        1,236,046   Ports Design Ltd. - (Hong Kong) **                                                          4,285,063
                                                                                                           --------------
                    ATHLETIC FOOTWEAR (1.35%)
        1,055,325   Asics Corp. - (Japan) **                                                                   16,314,114
                                                                                                           --------------
                    BEVERAGES - WINES/SPIRITS (1.54%)
          851,998   Diageo PLC - (United Kingdom) **                                                           18,642,824
                                                                                                           --------------
                    BREWERY (4.67%)
          569,885   Heineken NV - (Netherlands) **                                                             37,297,497
          136,366   InBev NV - (Belgium)**                                                                     12,326,388
        4,994,558   San Miguel Corp. - Class B - (Philippines) **                                               6,929,187
                                                                                                           --------------
                                                                                                               56,553,072
                                                                                                           --------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (3.36%)
          348,569   Boskalis Westminster - (Netherlands) **,(a)                                                17,528,585
        3,809,599   China Communications Construction Co., Ltd. - (China) **                                    9,056,180
        5,463,441   Gamuda Berhad - (Malaysia) **                                                              14,109,547
                                                                                                           --------------
                                                                                                               40,694,312
                                                                                                           --------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (6.98%)
          373,703   FLSmidth & Co. A/S - (Denmark) **                                                          39,642,242
        1,049,434   Kingspan Group PLC - (Ireland) **                                                          22,983,793
           11,334   Sika AG - (Switzerland) **,(a)                                                             22,004,376
                                                                                                           --------------
                                                                                                               84,630,411
                                                                                                           --------------
                    BUILDING - HEAVY CONSTRUCTION (2.18%)
          339,712   Vinci SA - (France) **,(a)                                                                 26,470,249
                                                                                                           --------------
                    CELLULAR TELECOMMUNICATIONS (4.05%)
        1,210,754   China Mobile Ltd. - (Hong Kong) **                                                         19,826,596
        2,357,000   Taiwan Mobile Co., Ltd. - (Taiwan) **                                                       3,206,704
        7,264,620   Vodafone Group PLC - (United Kingdom) **,(a)                                               26,123,205
                                                                                                           --------------
                                                                                                               49,156,505
                                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMMERCIAL BANKS - NON US (10.26%)
        1,635,980   Allied Irish Banks PLC- (Ireland) **                                                   $   39,552,392
          867,931   Banco Espirito Santo SA - (Portugal) **,(a)                                                19,625,836
        2,624,111   Banif SGPS SA - (Portugal) **,(a)                                                          17,913,039
        1,399,840   Bank Of Ayudhya Public Co. Ltd. - (Thailand) **                                             1,174,191
        1,796,486   Bank Of Ayudhya Public Co. Ltd. - (Thailand) **                                             1,441,382
        1,272,722   DnB NOR ASA - (Norway) **                                                                  19,411,519
        2,442,416   Kasikornbank Public Co. Ltd. - (Thailand) **                                                5,772,012
        2,544,077   Turkiye Garanti Bankasi AS - (Turkey) **                                                   19,496,862
                                                                                                           --------------
                                                                                                              124,387,233
                                                                                                           --------------
                    COMMERCIAL SERVICES (2.24%)
        2,964,008   EAG Ltd. - (United Kingdom) **,(a)                                                         16,244,281
        3,205,470   YouGov PLC - (United Kingdom) *,**,(a)                                                     10,873,636
                                                                                                           --------------
                                                                                                               27,117,917
                                                                                                           --------------
                    COMPUTERS (2.79%)
          343,697   Research In Motion Ltd. *,(b)                                                              33,871,339
                                                                                                           --------------
                    CONSULTING SERVICES (6.25%)
        2,133,974   Genpact Ltd. *,(b)                                                                         36,170,859
        2,260,236   RPS Group PLC - (United Kingdom) **,(a)                                                    15,599,186
          777,836   Savills PLC - (United Kingdom) **,(a)                                                       5,819,942
        3,168,355   Xchanging Ltd. - (United Kingdom) *,**,(a)                                                 18,138,819
                                                                                                           --------------
                                                                                                               75,728,806
                                                                                                           --------------
                    CRUISE LINES (0.02%)
        1,518,358   Macau Success Ltd. - (Hong Kong) **                                                           212,895
                                                                                                           --------------
                    DIVERSIFIED FINANCIAL SERVICES (0.04%)
          792,556   Yuanta Financial Holding Co., Ltd. - (Taiwan) **                                              485,709
                                                                                                           --------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (4.93%)
        1,448,138   Aalberts Industries NV - (Netherlands) **,(a)                                              34,434,364
          226,964   NKT Holdings A/S - (Denmark) **,(a)                                                        25,375,314
                                                                                                           --------------
                                                                                                               59,809,678
                                                                                                           --------------
                    DIVERSIFIED MINERALS (7.06%)
        1,096,565   BHP Billiton PLC - (United Kingdom) **,(a)                                                 39,096,805
          991,927   Companhia Vale do Rio Doce (b)                                                             33,656,083
        1,003,436   Lundin Mining Corp. (Canada) *,**                                                          12,834,529
                                                                                                           --------------
                                                                                                               85,587,417
                                                                                                           --------------
                    DIVERSIFIED OPERATIONS (3.23%)
        1,112,228   DCC PLC - (Ireland) **,(a)                                                                 32,742,363
          663,240   Keppel Corp. Ltd. - (Singapore) **                                                          6,429,253
                                                                                                           --------------
                                                                                                               39,171,616
                                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    E-COMMERCE/SERVICES (2.16%)
        2,489,089   Rightmove PLC - (United Kingdom) **                                                    $   26,218,015
                                                                                                           --------------
                    ELECTRIC - INTEGRATED (2.07%)
          237,655   Electricite De France - (France) **,(a)                                                    25,061,321
                                                                                                           --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (6.23%)
       14,702,298   ARM Holdings PLC - (United Kingdom) **,(a)                                                 46,129,079
           15,706   Everlight Electronics Co., Ltd. - (Taiwan) **                                                  68,580
           46,642   Samsung Electronics Co., Ltd. - (South Korea) **                                           29,305,742
                                                                                                           --------------
                                                                                                               75,503,401
                                                                                                           --------------
                    ELECTRONIC COMPONENTS-MISC. (0.41%)
        2,888,244   AU Optronics Corp. - (Taiwan) **                                                            4,982,630
                                                                                                           --------------
                    ENERGY - ALTERNATIVE SOURCES (0.14%)
       11,982,101   PNOC Energy Development Corp. - (Philippines) **                                            1,702,230
                                                                                                           --------------
                    ENGINEERING/R&D SERVICES (6.28%)
        1,944,451   ABB Ltd. - (Switzerland) **,(a)                                                            51,033,100
          350,249   Arcadis NV - (Netherlands) **,(a)                                                          25,054,788
                                                                                                           --------------
                                                                                                               76,087,888
                                                                                                           --------------
                    ENTERPRISE SOFTWARE/SERVICES (3.38%)
          702,722   SAP AG - (Germany) **,(a)                                                                   41,024,430
                                                                                                           --------------
                    FINANCE - INVESTMENT BANKER/BROKER (2.70%)
          189,947   Bellevue Group AG - (Switzerland) **                                                       14,552,522
      112,013,922   Rexcapital Financial Holdings Ltd. - (Hong Kong) **                                        18,155,424
                                                                                                           --------------
                                                                                                               32,707,946
                                                                                                           --------------
                    FINANCE - OTHER SERVICES (3.76%)
        5,903,639   IG Group Holdings PLC - (United Kingdom) **,(a)                                            45,555,548
                                                                                                           --------------
                    FOOD - CONFECTIONARY (0.79%)
              255   Lindt & Spruengli AG - (Switzerland) **,(a)                                                 9,630,714
                                                                                                           --------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (1.95%)
          738,852   Fu Ji Food & Catering Services - (China) **                                                 2,271,534
           47,617   Nestle SA - (Switzerland) **,(a)                                                           21,318,003
                                                                                                           --------------
                                                                                                               23,589,537
                                                                                                           --------------
                    HUMAN RESOURCES (3.93%)
        2,170,023   Vedior NV - (Netherlands) **,(a)                                                           47,618,543
                                                                                                           --------------
                    INSTRUMENTS - CONTROLS (3.50%)
        2,061,230   Rotork PLC - (United Kingdom) **,(a)                                                       42,414,726
                                                                                                           --------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (1.58%)
          155,239   Partners Group - (Switzerland) **,(a)                                                      19,135,778
                                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    LOTTERY SERVICES (0.90%)
          263,953   Intralot SA-Integrated Lottery - (Greece) **                                           $   10,886,053
                                                                                                           --------------
                    MACHINERY - CONSTRUCTION & MINING (0.15%)
          130,552   Jinsung T.E.C. - (South Korea) **                                                           1,776,072
                                                                                                           --------------
                    MACHINERY - GENERAL INDUSTRY (2.73%)
          163,480   Alstom - (France) **,(a)                                                                   33,146,572
                                                                                                           --------------
                    MEDICAL - BIOMEDICAL/GENETICS (2.22%)
          433,825   Genmab A/S - (Denmark) *,**,(a)                                                            26,900,155
                                                                                                           --------------
                    MISCELLANEOUS MANUFACTURER (0.19%)
        1,588,204   Peace Mark Holdings Ltd. - (Hong Kong) **                                                   2,365,804
                                                                                                           --------------
                    MOTORCYCLE/MOTOR SCOOTER (1.00%)
        4,934,258   Ducati Motor Holdings S.P.A. - (Italy) **,(a)                                              12,076,708
                                                                                                           --------------
                    MULTI-LINE INSURANCE (3.99%)
          294,647   Topdanmark A/S - (Denmark) **,(a)                                                          48,345,640
                                                                                                           --------------
                    OFFICE AUTOMATION & EQUIPMENT (3.16%)
          272,391   Neopost SA - (France) **,(a)                                                               38,319,753
                                                                                                           --------------
                    OIL - FIELD SERVICES (3.46%)
        1,324,295   Lamprell PLC - (United Arab Emirates) **                                                   11,331,904
        1,502,610   TGS Nopec Geophysical Co. ASA -(Norway) *,**,(a)                                           30,621,680
                                                                                                           --------------
                                                                                                               41,953,584
                                                                                                           --------------
                    OIL COMPANIES - INTEGRATED (1.06%)
          170,190   Petroleo Brasileiro SA (b)                                                                 12,849,345
                                                                                                           --------------
                    PROPERTY/CASUALTY INSURANCE (0.00%)
              335   QBE Insurance Group Ltd. - (Australia) **                                                      10,020
                                                                                                           --------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (9.25%)
        8,697,383   Chinese Estates Holdings Ltd. - (Hong Kong) **                                             13,962,623
        4,710,021   Delek Global Real Estate Ltd. - (United Kingdom) **,(a)                                    15,065,770
        6,088,745   Hang Lung Properties Ltd. - (Hong Kong) **                                                 27,256,549
       14,182,921   HKC Holdings Ltd. - (Hong Kong) **                                                          4,615,833
        1,604,980   Kerry Properties Ltd. - (Hong Kong) **                                                     12,325,592
        6,072,721   Shun Tak Holdings Ltd. - (Hong Kong) **                                                     9,780,285
        1,612,444   Sun Hung Kai Properties Ltd. - (Hong Kong) **                                              27,171,886
        1,607,604   Tian An China Investment - (Hong Kong) **                                                   1,964,566
                                                                                                           --------------
                                                                                                              112,143,104
                                                                                                           --------------
                    RETAIL - RESTAURANTS (0.26%)
          685,256   Domino's Pizza UK & IRL PLC - (United Kingdom) **                                           3,190,126
                                                                                                           --------------
                    SCHOOLS (0.28%)
           10,958   Megastudy Co., Ltd. - (South Korea) **                                                      3,340,744
                                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    SEISMIC DATA COLLECTION (2.94%)
          109,369   Compagnie Generale De Geophysique-Veritas - (France) **,(a)                            $   35,641,826
                                                                                                           --------------
                    SEMICONDUCTOR EQUIPMENT (3.16%)
        1,157,178   Asml Holding NV - (Netherlands) *,**,(a)                                                   38,262,115
                                                                                                           --------------
                    SHIPBUILDING (1.75%)
        1,812,417   VT Group PLC - (United Kingdom) **,(a)                                                     21,195,266
                                                                                                           --------------
                    TEXTILE - PRODUCTS (0.70%)
        6,299,691   Far Eastern Textile Co Ltd.- (Taiwan) **                                                    8,464,576
                                                                                                           --------------
                    THEATERS (2.05%)
        5,890,719   Cineworld UK Ltd. - (United Kingdom) *,**,(a)                                              24,843,198
                                                                                                           --------------
                    TOYS (1.83%)
           42,676   Nintendo Co., Ltd. - (Japan) **                                                            22,188,626
                                                                                                           --------------
                    WIRE & CABLE PRODUCTS (6.52%)
          819,173   Draka Holding NV - (Netherlands) **,(a)                                                    36,464,126
        1,498,008   Prysmian SpA - (Italy) *,**,(a)                                                            42,586,581
                                                                                                           --------------
                                                                                                               79,050,707
                                                                                                           --------------
                    WIRELESS EQUIPMENT (2.38%)
        7,243,531   Telefonaktiebolaget LM Ericsson - (Sweden) **                                              28,888,801
                                                                                                           --------------
                    TOTAL COMMON STOCK (Cost $1,771,979,171)                                                1,946,711,490
                                                                                                           --------------
                    WARRANTS (1.11%)
                    DIVERSIFIED OPERATIONS (0.39%)
          763,371   Max India Ltd. (b)                                                                          4,669,098
                                                                                                           --------------
                    TELECOMMUNICATIONS SERVICES (0.72%)
          368,579   Bharti Airtel Ltd. (b)                                                                      8,722,790
                                                                                                           --------------
                    TOTAL WARRANTS (Cost $13,686,241)                                                          13,391,888
                                                                                                           --------------
                    INVESTMENTS IN SECURITIES (Cost $1,785,665,412)                                         1,960,103,378
                                                                                                           --------------


                    SECURITIES SOLD, NOT YET PURCHASED ((42.31)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((42.31)%)
                    -----------------------------------------------
                    ADVERTISING SERVICES ((3.08)%)
       (2,766,569)  WPP Group PLC - (United Kingdom) **                                                       (37,313,702)
                                                                                                           --------------
                    AIRLINES ((2.82)%)
         (365,921)  Air Berlin PLC - (Germany) *,**                                                            (6,073,010)
         (257,733)  Air France - KLM - (France) **                                                             (9,445,616)
         (650,456)  Deutsche Lufthansa AG - (Germany) **                                                      (18,658,197)
                                                                                                           --------------
                                                                                                              (34,176,823)
                                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    BEVERAGES - WINES/SPIRITS ((3.84)%)
       (5,641,201)  C&C Group PLC - (Ireland) **                                                           $  (46,531,324)
                                                                                                           --------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((1.43)%)
         (166,513)  Compagnie De Saint-Gobain - (France) **                                                   (17,331,882)
                                                                                                           --------------
                    BUILDING - HEAVY CONSTRUCTION ((0.23)%)
          (33,757)  Grupo Ferrovial SA (Spain) **                                                              (2,849,249)
                                                                                                           --------------
                    COMMERCIAL BANKS - NON US ((6.45)%)
       (1,266,552)  Anglo Irish Bank Corp PLC - (Ireland) **                                                  (23,884,293)
         (200,161)  Deutsche Bank AG - (Germany)**                                                            (25,727,503)
         (687,755)  HSBC Holdings PLC - (United Kingdom) **                                                   (12,580,480)
          (95,240)  Societe Generale - (France) **                                                            (15,939,250)
                                                                                                           --------------
                                                                                                              (78,131,526)
                                                                                                           --------------
                    DIVERSIFIED FINANCIAL SERVICES ((2.21)%)
       (1,210,976)  Irish Life & Permanent PLC - (Ireland) **                                                 (26,780,074)
                                                                                                           --------------
                    DIVERSIFIED OPERATIONS ((3.29)%)
         (333,481)  LVMH Moet Hennessy Louis Vuitton SA - (France)**                                          (39,871,079)
                                                                                                           --------------
                    ELECTRONICS - MILITARY ((0.75)%)
         (379,982)  Safran SA - (France) **                                                                    (9,148,836)
                                                                                                           --------------
                    FINANCE - INVEST BANKER/BROKER ((2.11)%)
         (386,056)  Credit Suisse Group - (Switzerland) **                                                    (25,545,393)
                                                                                                           --------------
                    MEDICAL - DRUGS ((1.60)%)
         (388,503)  AstraZeneca PLC - (United Kingdom) **                                                     (19,384,384)
                                                                                                           --------------
                    MEDICAL PRODUCTS ((3.07)%)
         (137,899)  Nobel Biocare Holding AG - (Switzerland) **                                               (37,213,371)
                                                                                                           --------------
                    MORTGAGE BANKS ((0.48)%)
       (1,609,448)  Northern Rock PLC - (United Kingdom) **                                                    (5,876,027)
                                                                                                           --------------
                    PAPER & RELATED PRODUCTS ((4.70)%)
       (1,357,199)  Smurfit Kappa Group PLC - (Ireland) *,**                                                  (31,287,610)
       (1,320,178)  Stora Enso OYJ - (Finland) **                                                             (25,646,555)
                                                                                                           --------------
                                                                                                              (56,934,165)
                                                                                                           --------------
                    PROPERTY/CASUALTY INSURANCE (0.00%)
             (335)  QBE Insurance Group Ltd. - (Australia) **                                                     (10,020)
                                                                                                           --------------
                    PUBLISHING - NEWSPAPERS ((0.07)%)
         (217,111)  Independent News & Media PLC - (Ireland) **                                                  (805,876)
                                                                                                           --------------
                    RETAIL - MAJOR DEPARTMENT STORES ((2.90)%)
       (3,013,679)  Debenhams PLC - (United Kingdom) **                                                        (5,786,916)
       (2,614,921)  Home Retail Group PLC - (United Kingdom) **                                               (19,858,437)

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - MAJOR DEPARTMENT STORES (CONTINUED)
         (761,360)  Marks & Spencer Group PLC - (United Kingdom) **                                        $   (9,547,441)
                                                                                                           --------------
                                                                                                              (35,192,794)
                                                                                                           --------------
                    RETAIL - PUBS ((1.28)%)
       (1,286,893)  Enterprise Inns PLC - (United Kingdom) **                                                 (15,521,475)
                                                                                                           --------------
                    RETAIL - SPORTING GOODS ((0.67)%)
       (3,079,584)  Sports Direct International PLC - (United Kingdom) *,**                                    (8,093,765)
                                                                                                           --------------
                    TRANSPORTATION SERVICES ((1.33)%)
       (3,490,137)  Stagecoach Group PLC - (United Kingdom) **                                                (16,159,027)
                                                                                                           --------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(535,450,373))                     (512,870,792)
                                                                                                           --------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(535,450,373))
                                                                                                             (512,870,792)
                                                                                                           --------------

                    DERIVATIVE CONTRACTS ((2.29)%)
                    ------------------------------
                    CURRENCY FORWARDS ((2.29)%
                    Purchases Contracts                                                                        54,066,909
                    Sale Contracts                                                                            (81,861,113)
                                                                                                           --------------
                    TOTAL CURRENCY FORWARDS                                                                   (27,794,204)
                                                                                                           --------------
                    TOTAL DERIVATIVE CONTRACTS - net                                                          (27,794,204)
                                                                                                           --------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.10%)                                             (207,245,693)
                                                                                                           --------------
         TOTAL NET ASSETS -- 100.00%                                                                       $1,212,192,689
                                                                                                           ==============

*   Non-income producing security
**  Foreign
(a) Partially or wholly held ($ 1,137,608,646 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) American Depositary Receipt

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF SEPTEMBER 30, 2007:


                             Value on
Open Foreign Currency        Settlement                                        Unrealized
Purchase Contracts           Date              Current Value           Appreciation    Depreciation
---------------------------------------------------------------------------------------------------
British Pounds
expiring 11/15/07            $  372,663,286    $  377,787,797          $ 5,124,511     $        --
--------------------------------------------------------------------------------------------------
Danish Krone
expiring 11/15/07                27,880,039        28,991,220            1,031,181              --
--------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/15/07                72,697,505        77,322,495            4,624,990              --
--------------------------------------------------------------------------------------------------
Euros
expiring 11/15/07             1,065,016,328     1,101,085,116           36,068,788              --
--------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/15/07               235,709,042       240,734,198            5,025,156              --
--------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/15/07                31,929,980        34,122,263            2,192,283              --
--------------------------------------------------------------------------------------------------


                                                                       $54,066,909
                                                                       ===========




                             Value on
Open Foreign Currency        Settlement                                        Unrealized
Sales Contracts              Date              Current Value           Appreciation    Depreciation
---------------------------------------------------------------------------------------------------
British Pounds
expiring 11/15/07            $  621,486,812    $  630,988,244          $        --     $ 9,501,432
--------------------------------------------------------------------------------------------------
Euros
expiring 11/15/07             1,389,284,231     1,439,772,915                   --      50,488,684
--------------------------------------------------------------------------------------------------
Danish Krone
expiring 11/15/07               149,096,641       155,098,209                   --       6,001,568
--------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/15/07                99,163,088       102,996,202                   --       3,833,114
--------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/15/07               339,841,315       348,288,620                   --       8,447,305
--------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/15/07                75,804,090        79,393,100                   --       3,589,010
--------------------------------------------------------------------------------------------------
                                                                                       $81,861,113
                                                                                       ===========
Total net unrealized depreciation on foreign currency forwards                         $27,794,204
                                                                                       ===========

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Gain on this foreign denominated currency was $153,384 at September 30, 2007 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

INVESTMENTS AND DERIVATIVE CONTRACTS
------------------------------------

                                                          September 30, 2007
Investments - By Country                        Percentage of Net Assets (%)
------------------------                        ----------------------------

United Kingdom                                                       21.16%
Netherlands                                                          19.52%
United States                                                        12.86%
Hong Kong                                                            11.71%
Denmark                                                              11.57%
Switzerland                                                           9.79%
France                                                                5.52%
Italy                                                                 4.51%
Norway                                                                4.13%
Japan                                                                 3.18%
Portugal                                                              3.10%
South Korea                                                           2.84%
Sweden                                                                2.38%
Turkey                                                                1.61%
Taiwan                                                                1.42%
Malaysia                                                              1.16%
Canada                                                                1.06%
Belgium                                                               1.02%
China                                                                 0.94%
United Arab Emirates                                                  0.94%
Greece                                                                0.90%
Philippines                                                           0.71%
Thailand                                                              0.69%
Singapore                                                             0.53%
Australia                                                             0.00%
Spain                                                               (0.24%)
Ireland                                                             (0.72%)
Germany                                                             (0.78%)
Finland                                                             (2.12%)




                                                               September 30, 2007
Investment in Foreign Currency Forwards - By Currency      Percentage of Net Assets (%)
-----------------------------------------------------      ----------------------------

Swedish Krona                                                         0.07%
Norwegian Krone                                                     (0.12%)
Swiss Francs                                                        (0.28%)
British Pounds                                                      (0.36%)
Danish Krone                                                        (0.41%)
Euro                                                                (1.19%)

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Tamarack International Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date     November 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date     November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date     November 27, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.